SCHWAB INVESTMENTS

Schwab Short-Term Bond Market FundTM

Schwab Total Bond Market FundTM

Schwab GNMA FundTM

Schwab® Treasury Inflation Protected Securities Index Fund

Schwab Intermediate-Term Bond FundTM

Supplement dated February 22, 2017 to the Statutory Prospectus and Statement of Additional Information (the “SAI”) dated December 15, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with those documents.

Effective February 28, 2017, all references to the Schwab® Treasury Inflation Protected Securities Index Fund are deleted from the Statutory Prospectus and SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG96145-00 (02/17)

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